Related Party Transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Percentage of organizational and offering cost	1.50%	1.50%
Percentage of distributed cash	20.00%	20.00%
Percentage of capital contributions	8.00%	8.00%
Percentage of interest in profit, losses and distributions of partnership	1.00%	1.00%
Percentage of all distributed distributable cash	1.00%	1.00%
Description of management fee	The Partnership pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to the greater of, (i) 2.5% per annum of the aggregate offering proceeds, payable monthly in advance or (ii) $62,500 per month.
Management fee expense	$ 183,468
Underwriting fee percentage	2.00%
SQN AIF V GP, LLC [Member]
Percentage of organizational and offering cost	1.50%	1.50%
Percentage of distributed cash	20.00%	20.00%
Percentage of capital contributions	8.00%	8.00%
Percentage of interest in profit, losses and distributions of partnership	1.00%	1.00%
Description of management fee		The Managed Fund pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to the greater of, (i) 2.5% per annum of the aggregate offering proceeds, payable monthly in advance or (ii) $62,500 per month.
Management fee expense		$ 183,468
Underwriting fee percentage		2.00%
Member's capital contributions		$ 1,001,100
Member's distributions		1,000,000
Investments loss		2,748
Loan on incidental cost	$ 1,000	$ 1,000
Investment Manager [Member]
Structuring fee amount percentage	1.50%
Structuring fee	$ 18,857
Investment Manager [Member] | SQN AIF V GP, LLC [Member]
Structuring fee amount percentage		1.50%
Structuring fee		$ 18,857